Subsequent Events (Details) - $ / shares	Jul. 27, 2026	Jun. 30, 2026	Mar. 30, 2026	Mar. 26, 2026	Mar. 25, 2026
Subsequent Event [Line Items]
Class of warrant or right, outstanding (in shares)			517,527	677,934
SVS Warrants (previously RBC Warrants)
Subsequent Event [Line Items]
Class of warrant or right, outstanding (in shares)		157,960			157,960
Subsequent Event | SVS Warrants (previously RBC Warrants)
Subsequent Event [Line Items]
Class of warrant or right, outstanding (in shares)	0
Class of warrant or right, number of warrants surrendered to cover exercise price (in shares)	17,671
Exercise price (in dollars per share)	$ 1.15
Class of warrant or right, number of securities called by warrants or rights (in shares)	140,289